Note 11 - Exploration Costs	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]
11	Exploration costs

	2016	2015	2014
United States	$1,366	$3,486	$7,031
Mongolia	372	1,488	1,672
Other	117	165	316
	$1,855	$5,139	$9,019